Financial instruments and financial risk management - Market risk, Currency risk (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Financial instruments and financial risk management
Foreign currency denominated monetary assets	$ 73,832	$ 269,004	$ 266,111
Financial liability	809,219	290,151	262,574
Net assets	361,228	$ (19,961)	$ 4,064
Currency risk
Financial instruments and financial risk management
Net assets	(24,724)
Currency risk | Cash and cash equivalents
Financial instruments and financial risk management
Foreign currency denominated monetary assets	10,565
Currency risk | Trade and other receivables
Financial instruments and financial risk management
Foreign currency denominated monetary assets	2,305
Currency risk | Trade and other payables
Financial instruments and financial risk management
Financial liability	(20,738)
Currency risk | Other financial liabilities
Financial instruments and financial risk management
Financial liability	(609)
Currency risk | Lease liability
Financial instruments and financial risk management
Financial liability	(16,247)
Currency risk | Australian Dollar
Financial instruments and financial risk management
Net assets	(24,706)
Currency risk | Australian Dollar | Cash and cash equivalents
Financial instruments and financial risk management
Foreign currency denominated monetary assets	10,565
Currency risk | Australian Dollar | Trade and other receivables
Financial instruments and financial risk management
Foreign currency denominated monetary assets	2,305
Currency risk | Australian Dollar | Trade and other payables
Financial instruments and financial risk management
Financial liability	(20,720)
Currency risk | Australian Dollar | Other financial liabilities
Financial instruments and financial risk management
Financial liability	(609)
Currency risk | Australian Dollar | Lease liability
Financial instruments and financial risk management
Financial liability	(16,247)
Currency risk | Euro
Financial instruments and financial risk management
Net assets	(18)
Currency risk | Euro | Trade and other payables
Financial instruments and financial risk management
Financial liability	$ (18)